Private Placement - Additional Information (Details) - ACON S2 Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Millions		5 Months Ended	6 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50
Class A ordinary shares
Private Placement [Line Items]
Warrants price per unit	$ 11.50
Private Placement
Private Placement [Line Items]
Warrants issued		4,666,667
Period to issue warrant after completion of initial business combination		30 days	30 days
Private Placement | Sponsor
Private Placement [Line Items]
Warrants issued	4,666,667
Warrants price	1.50
Gross proceeds from private placement	$ 7.0
Private Placement | Class A ordinary shares
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50